Pension and Other Post-Retirement Benefits - Defined contribution plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Post-Retirement Benefits
Defined contribution plan expense	$ 13,170	$ 12,488